SHARE OPTION PLANS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Exercisable	10,300,000	10,300,000	10,300,000
Weighted-Average Remaining Contractual Life (Years)	1 year 7 months 28 days	2 years 7 months 28 days	3 years 7 months 28 days
Maximum [Member] | Stock Option [Member]
Exercisable	$ 0.20	$ 0.20	$ 0.20
Minimum [Member] | Stock Option [Member]
Exercisable	$ 0.15	$ 0.15	$ 0.15